Financial Instruments - Carrying Amounts and Reconciliation of Derivative Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) MMBTU	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)		$ 9	$ 6
Current portion of other long-term assets		12	3
Current portion of other long-term liabilities		(4)	(3)
Other long-term assets		1	6
Derivative financial asset (liability), net		9	6	$ 55
Derivative, volume per day | MMBTU	50,000
Derivative, AECO fixed price	$ 1.82
Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)		(3)	3
Foreign currency forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)		$ 12	$ 3